Since Inception [Member] Annual Fund Operating Expenses - Putnam Retirement Advantage 2055 Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2028
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.92%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	1.94%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.92%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	2.19%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	0.80%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.92%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	2.94%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	1.55%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	2.59%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	1.20%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.82%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	1.84%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	0.45%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.92%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	1.94%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	2.34%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	2.09%	[2]
Fee Waiver or Reimbursement	(1.39%)	[3]
Net Expenses (as a percentage of Assets)	0.70%

[1]	Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45% and 0.55%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to December 31, 2028, without approval of the Board of Trustees.